Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Cash flows provided by (used for) operating activities:
Net income (loss)	$ 36,267	$ (278,880)
Adjustments to reconcile net loss to net cash provided by (used for) operating activities:
Loss (gain) on debt settlement	(297,297)
Change in derivative liability	68,609	193,482
Warrants issued for services	9,617
Increase (decrease) in assets and liabilities:
Accounts payable	(2,400)	2,400
Interest expense	152,621
Accrued interest on loans payable	6,500	84,498
Net cash used for operating activities	(26,083)	1,500
Cash flows provided by (used for) Financing activities
Payment of related party loan	(1,500)	(1,500)
Proceeds from loan from affiliate	25,000
Purchase of Preferred C shares	100
Payment of non-related party loans	(93,899)
Proceeds from non-related loans	125,000
Net cash provied by (used for) financing activities	54,701	(1,500)
Net (decrease) increase in cash	28,618
Cash, beginning of period
Cash, end of period	28,618
Supplemental disclosure of cash flow information
Common stock issued for debt	$ 761,456